Annual Total Returns- Janus Henderson Global Life Sciences Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Life Sciences Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.30%	24.74%	55.84%	34.97%	8.32%	(12.32%)	22.59%	4.34%	29.20%	25.55%